Income Taxes - Schedule of Effective Income Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Effective Income Tax Rate [Abstract]
Federal income tax at the Statutory Rate	$ (1,365,016)	$ (9,983,550)
Federal income tax at the Statutory Rate	21.00%	21.00%
Earnout-Share Liability	$ (2,733,444)	$ 3,267,600
Earnout-Share Liability	42.00%	(7.00%)
Permanent Items		$ 601,187
Permanent Items		(1.00%)
Foreign	$ 814,835	$ (249,400)
Foreign	(13.00%)	1.00%
State Taxes	$ 462,099	$ (128,873)
State Taxes	(7.00%)	0.00%
Return to Provision		$ 6,128
Return to Provision		0.00%
Other	$ (504,001)	$ (314,779)
Other	8.00%	1.00%
Change in valuation allowance	$ 3,326,197	$ 6,817,012
Change in valuation allowance	(51.00%)	(14.00%)
Total provision for income taxes	$ 670	$ 15,325
Total tax (benefit) expense	0.00%